Long-Term Debt	12 Months Ended
Dec. 31, 2018
Long-term Debt, Current and Noncurrent [Abstract]
Long-Term Debt

Note 14: Long-Term Debt

We issue long-term debt denominated in multiple currencies, largely in U.S. dollars. Our issuances have both fixed and floating interest rates. As a part of our overall interest rate risk management strategy, we often use derivatives to manage our exposure to interest rate risk. We also use derivatives to manage our exposure to foreign currency risk. As a result, approximately half of the long-term debt presented below is hedged in a fair value or cash flow hedge relationship. See Note 17 (Derivatives) for further information on qualifying hedge contracts.
Table 14.1 presents a summary of our long-term debt carrying values, reflecting unamortized debt discounts and premiums, and purchase accounting adjustments, where applicable. The interest rates displayed represent the range of contractual rates in effect at December 31, 2018. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.

Table 14.1: Long-Term Debt

	December 31,
	2018			2017
(in millions)	Maturity date(s)	Stated interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes (1)	2019-2045	0.38-6.75%	$77,742	84,652
Floating-rate notes	2019-2048	0.10-4.08%	19,553	22,463
FixFloat notes	2028	3.58%	2,901	2,961
Structured notes (2)	2019-2056		7,984	7,442
Total senior debt - Parent			108,180	117,518
Subordinated
Fixed-rate notes (3)	2023-2046	3.45-7.57%	25,428	27,132
Total subordinated debt - Parent			25,428	27,132
Junior subordinated
Fixed-rate notes - hybrid trust securities	2029-2036	5.95-7.95%	1,308	1,369
Floating-rate notes	2027	2.94-3.44%	308	299
Total junior subordinated debt - Parent (4)			1,616	1,668
Total long-term debt - Parent (3)			135,224	146,318
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes	2019-2023	1.75-3.63%	14,222	7,732
Floating-rate notes	2019-2053	2.33-3.57%	6,617	4,317
FixFloat notes	2021	3.33%	1,998	—
Fixed-rate advances - Federal Home Loan Bank (FHLB) (5)	2019-2031	3.83-7.50%	51	62
Floating-rate advances - FHLB (5)	2019-2021	2.44-3.28%	53,825	47,825
Structured notes (2)	2019-2037		1,646	743
Capital leases	2019-2029	2.87-17.78%	36	39
Total senior debt - Bank			78,395	60,718
Subordinated
Fixed-rate notes	2023-2038	5.25-7.74%	5,199	5,408
Total subordinated debt - Bank			5,199	5,408
Junior subordinated
Floating-rate notes	2027	3.09-3.19%	352	342
Total junior subordinated debt - Bank (4)			352	342
Long-term debt issued by VIE - Fixed rate (6)	2020-2047	6.00%	160	268
Long-term debt issued by VIE - Floating rate (6)	2020-2047	2.46-13.02%	656	1,211
Mortgage notes and other debt (7)	2019-2057	0.20-9.20%	6,637	7,291
Total long-term debt - Bank			91,399	75,238

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	December 31,
	2018			2017
(in millions)	Maturity date(s)	Stated interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2019-2023	2.94-3.46%	2,383	3,390
Structured notes (2)	2021-2028		6	1
Total senior debt - Other consolidated subsidiaries			2,389	3,391
Mortgage notes and other (7)	2026	4.08%	32	73
Total long-term debt - Other consolidated subsidiaries			2,421	3,464
Total long-term debt			$229,044	225,020

(1)	Includes $59 million of outstanding zero coupon callable notes at December 31, 2018.

(2)
Included in the table are certain structured notes that have coupon or repayment terms linked to the performance of debt or equity securities, an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative, and the maturity may be accelerated based on the value of a referenced index or security. For information on embedded derivatives, see the “Derivatives Not Designated as Hedging Instruments” section in Note 17 (Derivatives). In addition, a major portion consists of zero coupon callable notes where interest is paid as part of the final redemption amount.

(3)
Includes fixed-rate subordinated notes issued by the Parent at a discount of $131 million and $133 million in 2018 and 2017, respectively, and debt issuance costs of $2 million in both 2018 and 2017, to effect a modification of Wells Fargo Bank, NA notes. These subordinated notes are carried at their par amount on the balance sheet of the Parent presented in Note 27 (Parent-Only Financial Statements). In addition, Parent long-term debt presented in Note 27 also includes affiliate related issuance costs of $278 million and $323 million in 2018 and 2017, respectively.

(4)
Represents junior subordinated debentures held by unconsolidated wholly-owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 9 (Securitizations and Variable Interest Entities) for additional information on our trust preferred security structures.

(5)	At December 31, 2018 and 2017, FHLB advances were secured by residential loan collateral.

(6)	For additional information on VIEs, see Note 9 (Securitizations and Variable Interest Entities).

(7)	A major portion related to securitizations and secured borrowings, see Note 9 (Securitizations and Variable Interest Entities).
We issue long-term debt in a variety of maturities and currencies to achieve cost-efficient funding and to maintain an appropriate maturity profile. Long-term debt of $229.0 billion at December 31, 2018, increased $4.0 billion from December 31, 2017. We issued $47.6 billion of long-term debt in 2018.
The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2018, in each of the following five years and thereafter is presented in Table 14.2.
Table 14.2: Maturity of Long-Term Debt

	December 31, 2018
(in millions)	2019	2020	2021	2022	2023	Thereafter	Total
Wells Fargo & Company (Parent Only)
Senior notes	$6,713	13,459	17,923	17,772	10,932	41,381	108,180
Subordinated notes	—	—	—	—	3,544	21,884	25,428
Junior subordinated notes	—	—	—	—	—	1,616	1,616
Total long-term debt - Parent	6,713	13,459	17,923	17,772	14,476	64,881	135,224
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior notes	36,653	18,498	20,218	40	2,807	179	78,395
Subordinated notes	—	—	—	—	1,043	4,156	5,199
Junior subordinated notes	—	—	—	—	—	352	352
Securitizations and other bank debt	2,084	1,647	574	268	119	2,761	7,453
Total long-term debt - Bank	38,737	20,145	20,792	308	3,969	7,448	91,399
Other consolidated subsidiaries
Senior notes	1,097	—	920	—	367	5	2,389
Securitizations and other bank debt	—	—	—	—	—	32	32
Total long-term debt - Other consolidated subsidiaries	1,097	—	920	—	367	37	2,421
Total long-term debt	$46,547	33,604	39,635	18,080	18,812	72,366	229,044

As part of our long-term and short-term borrowing arrangements, we are subject to various financial and operational covenants. Some of the agreements under which debt has been issued have provisions that may limit the merger or sale of certain subsidiary banks and the issuance of capital stock or convertible securities by certain subsidiary banks. At December 31, 2018, we were in compliance with all the covenants.